PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT
a)Accounting policy
It is measured at acquisition and/or construction cost, net of accumulated depreciation and/or accumulated impairment losses, if any. Such cost includes the borrowing costs for long-term construction projects if the recognition criteria are met and is stated net of ICMS (State VAT) credits (Note 9), which were recorded as recoverable taxes. The Company does not have loans that meet the criteria for recognition of cost capitalization.
Asset costs are capitalized until the asset becomes operational. Costs incurred after the asset becomes operational and that do not improve the functionality or extend the useful life of the asset are immediately recognized on an accrual basis. When significant parts of fixed assets are required to be replaced at intervals, the Company recognizes such parts as individual assets with specific useful lives and depreciation. Likewise, expenses that represent asset improvement (expanded installed capacity or useful life) are capitalized. All the other repair and maintenance costs are recognized in the statement of income as incurred.
The present value of the expected cost for the decommissioning of property, plant and equipment items (towers and equipment on leased property) is capitalized at the cost of the respective asset matched against the provision for dismantling obligations (Note 20) and depreciated over the useful lives of the related assets, which do not exceed the lease term.
Depreciation is calculated by the straight-line method over the useful lives of assets at rates that take into account the estimated useful lives of assets based on technical analyses.
The assets’ residual values, useful lives and methods of depreciation are reviewed on a yearly basis, adjusted prospectively, if appropriate.
Property, plant and equipment items are written off when sold or when no future economic benefit is expected from their use or sale. Any gains or losses arising from write-off (measured as the difference between the net disposal proceeds and the carrying amount) are recognized in the statement of income in the year in which the asset is written off.
Leases
The Company applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low value assets, as permitted by IFRS 16. They recognize lease liabilities to make lease payments and assets rights of use representing the right of use of the underlying assets.
The Company recognizes the right-of-use assets on the lease start date (that is, on the date the asset is available for use). The rights of use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any new remeasurement of lease liabilities.
The Company acts as a lessee in a significant number of lease agreements on different assets, such as structures (towers and rooftops) and the respective land where they are located; sites built in the Built to Suit (“BTS”) modality for installing antennas and other equipment and means of transmission; computer equipment; offices, shops and commercial properties.
b)Critical estimates and judgments
The accounting treatment of investment in fixed assets includes estimating the useful life period for depreciation purposes, particularly for assets acquired in business combinations.
Useful life determination requires estimates regarding the expected technological developments and alternative uses of assets. The hypotheses related to the technological aspect and its future development imply a significant level of analysis, considering the difficulties in forecasting the time and nature of future technological changes.
Information on the recoverability of fixed assets is presented in Note 15.
c)Description, Breakdown and changes
We present a brief description of the main items that make up fixed assets.
•Switching and transmission media equipment: Includes switching and control centers, gateway, platforms, base radio station, microcells, minicells, repeaters, antennas, radios, access networks, concentrators, cables, TV equipment and other switching and transmission media equipment.
•Infrastructure: This includes buildings, elevators, central air conditioning equipment, towers, posts, containers, energy equipment, land piping, support and protectors, leasehold improvements, etc.
•Lending equipment: Includes cellphones and modems in the lending modality.
•Terminal equipment: Includes private telephone switching centers, public telephones and other terminal equipment.
•Other fixed asset items: These include vehicles, repair and construction tools and instruments, telesupervision equipment, IT equipment, testing and measurement equipment, fixtures and other goods for general use.

	Switching and transmission equipment	Infrastructure	Lending equipment	Terminal equipment	Land	Other P&E	Assets and facilities under construction	Total
Balance on December 31, 2021	22,661,180	13,801,906	4,330,107	1,031,510	266,946	649,604	1,667,238	44,408,491
Additions(1)	74,814	3,208,050	110,072	2,852	—	191,469	6,559,874	10,147,131
Write-offs, net(2)	(8,607)	(58,311)	7	(81)	(14,861)	(2,346)	(10,131)	(94,330)
Net transfers(3)	2,828,009	310,129	2,301,010	80,963	—	10,328	(5,631,285)	(100,846)
Subletting	—	1,665	—	—	—	—	—	1,665
Business combination – Garliava (note 1.c.3)	126,530	541,826	—	—	—	1,589	4,221	674,166
Business combination – Vita IT (note 1.c.4)	—	—	—	—	—	1,853	—	1,853
Depreciation (Note 26)	(3,366,948)	(3,522,398)	(1,592,158)	(438,026)	—	(220,415)		(9,139,945)
Balance on December 31, 2022	22,314,978	14,282,867	5,149,038	677,218	252,085	632,082	2,589,917	45,898,185
Additions(1)	166,766	4,540,935	102,262	6,406	—	75,836	5,609,550	10,501,755
Write-offs, net(2)	(2,914)	(346,320)	(133)	(81)	(2,549)	(6,214)	(11,694)	(369,905)
Net transfers(3)	4,163,467	278,710	1,993,228	75,793	—	5,530	(6,651,218)	(134,490)
Subletting	—	(36,800)	—	—	—	—	—	(36,800)
Business combination – VSS (note 1.c.5)	—	—	—	—	—	34	—	34
Depreciation (Note 26)	(3,375,429)	(3,790,213)	(1,842,701)	(337,951)	—	(194,338)	—	(9,540,632)
Balance on December 31, 2023	23,266,868	14,929,179	5,401,694	421,385	249,536	512,930	1,536,555	46,318,147

Balance on December 31, 2022
Cost	85,373,094	38,168,495	27,432,268	6,503,428	252,085	5,770,136	2,589,917	166,089,423
Accumulated depreciation	(63,058,116)	(23,885,628)	(22,283,230)	(5,826,210)	—	(5,138,054)	—	(120,191,238)
Total	22,314,978	14,282,867	5,149,038	677,218	252,085	632,082	2,589,917	45,898,185

Balance on December 31, 2023
Cost	88,601,631	42,700,577	29,511,295	6,571,924	249,536	5,836,449	1,536,555	175,007,967
Accumulated depreciation	(65,334,763)	(27,771,398)	(24,109,601)	(6,150,539)	—	(5,323,519)	—	(128,689,820)
Total	23,266,868	14,929,179	5,401,694	421,385	249,536	512,930	1,536,555	46,318,147

(1)Additions from property, plant and equipment mainly refers to: (i) in 2023: investments mainly concentrated in networks, which included 4G and 5G mobile access, transmission backhaul, backbone and network and FTTH customers. The investments helped sustain our commercial and revenue growth, whilst maintaining the quality of services provided and were also designed to prepare us for medium-term growth.; (ii) in 2022: expansion of the fiber network, maintenance and expansion of the 4G mobile network and launch of the 5G mobile network in Brazilian capitals, in addition to investments to integrate Oi Móvel customers.
(2)In infrastructure, includes the amounts of R$335,351 and R$52,092 in 2023 and 2022, respectively, referring to the cancellation of lease agreements.
(3)Total balances refer to transfers between classes of fixed and intangible assets (note 14.c).
d)Depreciation rates
In the years ended December 31, 2023 and 2022, the Company carried out, with the help of a specialized company, valuations of the useful lives applied to its property, plant and equipment through the direct comparative method of market data.
The work indicated the need for changes in the useful life and annual depreciation rates of some items in the asset classes. These changes in the accounting estimate reduced depreciation expenses by R$88,292 and R$295,464 in 2023 and 2022, respectively.
Below, we present the annual depreciation rates for the years ended December 31, 2023 and 2022, except for lease assets, which are presented in note 13.e.

Description	12.31.2023			12.31.2022
Switching and transmission equipment and media	2.50%	to	19.67%	2.50%	to	14.29%
Infrastructure	2.50%	to	20.00%	2.50%	to	20.00%
Lending equipment	20.00%	to	50.00%	20.00%	to	50.00%
Terminal equipment	10.00%	to	50.00%	10.00%	to	25.00%
Other P&E assets	10.00%	to	25.00%	10.00%	to	25.00%
e)Additional information on leases
e.1)Breakdown and changes
Below, we present the movement of leases, already included in the tables for the movement of fixed assets (Note 13.c).

	Infrastructure	Switching and transmission equipment	Other	Total
Balance on December 31, 2021	10,461,558	280,912	10,315	10,752,785
Additions	3,118,054	39,688	71,596	3,229,338
Subletting (note 13.c)	1,665	—	—	1,665
Depreciation	(2,973,283)	(75,384)	(903)	(3,049,570)
Business combination – Garliava (nota 1.c.3)	526,515	—	—	526,515
Cancellation of contracts	(52,092)	—	—	(52,092)
Balance on December 31, 2022	11,082,417	245,216	81,008	11,408,641
Additions	4,442,927	20,134	(61,223)	4,401,838
Subletting (Note 13.c)	(36,800)	—	—	(36,800)
Depreciation	(3,290,201)	(61,831)	(1,312)	(3,353,344)
Cancellation of contracts	(335,351)	—	(4,867)	(340,218)
Balance on December 31, 2023	11,862,992	203,519	13,606	12,080,117

Balance on December 31, 2022
Cost	20,946,410	375,767	199,695	21,521,872
Accumulated depreciation	(9,863,993)	(130,551)	(118,687)	(10,113,231)
Total	11,082,417	245,216	81,008	11,408,641

Balance on December 31, 2023
Cost	25,166,150	395,901	133,432	25,695,483
Accumulated depreciation	(13,303,158)	(192,382)	(119,826)	(13,615,366)
Total	11,862,992	203,519	13,606	12,080,117
e.2)Depreciation rates
Below, we present the annual depreciation rates for the years ended December 31, 2023 and 2022.

Description	12.31.2023			12.31.2022
Infrastructure	2.36%	to	92.31%	2.36%	to	92.31%
Switching and transmission equipment and media	10.00%	to	66.67%	10.00%	to	66.67%
Other P&E assets	26.09%	to	40.00%	26.09%	to	40.00%
f)Property, plant and equipment items pledged in guarantee
On December 31, 2023, the Company had property and equipment pledged in guarantee for lawsuits, of R$101,220 (R$95,980 on December 31, 2022).
g)Concession balance
The Fixed Switched Telephone Service concession model, adopted in 1998 with the signing of contracts following the privatization of the telecommunications sector, served as the new basis for the provision of telecommunications services in Brazil. Over more than 20 years, concessionaires had expanded the universalization of the fixed telephone service, which, before privatization, was expensive, out of reach of the populace and suffered long installation queues of months or years. During this period, the concession contracts suffered shocks as a result of several events that occurred throughout their term, which have repercussions on the originally contracted financial equation to this day, causing a reduction in revenue and increases in planned costs.
As the end of the term of the concession contracts approaches, a consensus is being sought with the regulatory body to assure a fair economic-financial equilibrium.
However, management's efforts have largely been frustrated and discussions through administrative channels have been exhausted without consensus having been reached. Hence, on July 1, 2021, the Company signed an arbitration agreement with ANATEL. The Company submitted to the International Chamber of Commerce, on July 10, 2021, a request to initiate an arbitration against ANATEL, as provided for in the concession agreement and pursuant to Law 9,307/1996, as well as the General Telecommunications Law.
On March 21, 2022, the Company presented its opening arguments in the arbitration proceeding requiring, among other issues, the recognition of events that occurred during the concession agreement that need to be rebalanced in the Company's favor to preserve the sustainability of the agreement, as well as compensation for the period in which the contract terms were untenable.
After the Company's initial allegations, in June 2022 ANATEL presented its defense. On August 19, 2022, the Company filed a reply to ANATEL's defense. On October 18, 2022, a response was presented by ANATEL. On November 17, 2022, the parties laid out the evidence and on December 8, 2022 a hearing was held with the arbitral tribunal for the presentation of the case.
At that hearing, it was agreed that the Parties would present a statement on the bifurcation of the arbitration procedure, so that part of the procedure could be judged by means of a partial award. Both did so and, on March 23, 2023, the Arbitral Tribunal decided that it would issue a partial judgment on the issues related to (i) the objective arbitrability of the claimant's indemnity claim for the period after 2020, with regard to the alleged unsustainability of the concession; (ii) the objective arbitrability of the indemnity claim referring to the material error in the granting of STFC tariff adjustments and (iii) the incidence of estoppel and prescription phenomena on claims related to supposedly unbalanced events. Based on the decision that there would be a partial sentence on the subject, the Company, on May 22, 2023, presented its final arguments and was awaiting the sentence that would be handed down by the Court.
However, the parties began debates on the possibility of a potential consensual solution to the matters exposed in the arbitration, together with the TCU. Therefore, the Company presented a request to suspend the arbitration procedure, which was corroborated by ANATEL and accepted by the TCU and which is expected to be renewed while debates on consensuality continue. On September 26, 2023, ANATEL approved and then, on October 4, 2023, forwarded to the TCU the request for a Consensual Solution to resolve existing disputes between ANATEL and the Company, registered under Process No. 036.366/2023 -4. The parties await the TCU's deliberation on the admissibility of the aforementioned request for a consensual solution. If the request is accepted by the TCU, a Commission will be established and will have a maximum of 120 days to reach a consensus. After that, final approval by the TCU may take up to 90 days.
h)Adaptation of the model
On October 4, 2019, Law 13.879/2019 (enacted from PLC 79/2016) was sanctioned, which introduced changes to the telecommunication's regulatory framework allowing fixed telephony concessionaires to migrate from a concession regime to an authorization regime with lower regulatory charges, including those associated with the continuity and universalization of the STFC in the concession area, as well as any restrictions on the goods associated with its provision.
In accordance with this Law, ANATEL presented on July 5, 2022 a methodology with an estimate of the economic value associated with the adaptation of the concession instrument for authorization, to be validated by TCU. In a session held on March 22, 2023, the methodology applied by ANATEL was approved by TCU, conditioned on the Agency guaranteeing the adoption of values that approximate market values for the evaluation of the more significant reversible assets. The process was forwarded to ANATEL, which evaluated and approved on July 24, 2023, the balance of service adequacy (from concession to authorization) based on the determinations presented by the TCU, presenting a new estimate of economic value. The value of the balance should be assessed by the Company, within 120 (one hundred and twenty) days, however with the possibility of an agreement between ANATEL and the concessionaires involving arbitration and migration to be taken within the scope of a consensual solution with the TCU, ANATEL granted the suspension of the aforementioned deadline. In any case,if the balance value is confirmed and accepted by the Company,it will be converted into investment projects not yet defined by ANATEL.
i)Reversible assets
The concession contract for the Company's STFC identifies the assets essential to the provision of such service in the concession area.
On April 12, 2021, Resolution 744 was published in the official gazette (“DOU“), approved by the Ministry of Telecommunications and by the Board of Directors of ANATEL on April 4, 2021, which addresses the Regulation of Continuity of Provision of Switched Fixed Telephone Service Intended for Use of the General Public under the Public Regime (“RCON“).
The Resolution, which became effective on May 3, 2021, addresses how the continuity of STFC services under the concession regime are treated once the Company's STs STFC concession contract terminates. The assets identified as being essential to the provision of multiple services, among which the STFC under the public system, will be included in a contract for the assignment of their rights of use, to be agreed under fair and reasonable economic terms and conditions, transferring them from the Company to the new Concessionaire or the Federal Government, should they wish to make use of such assets to maintain the continuity of STFC provision under the public regime.
The assets, being deemed essential, are effectively and exclusively used to ensure the continuity and timely provision of STFC under the public regime, and will be revert to the Public Authority, according to the terms of the RCON, if such service continues to be provided, either by the Federal authority, or by a new Concessionaire, under a public agreement. Hence, the assets for the exclusive use of the STFC and, therefore, subject to the 'reversal regime' provided for in the regulation, constitute a residual and decreasing asset of the Company.
Accordingly, the Concessionaire's assets, at the end of the concession contract on December 31, 2025, will not be returned to the Federal Government. The shared assets and those used exclusively for the STFC will fall within the scope of specific contracts already provided for in the operational manual of the Continuity Regulation, approved by Decision No. 269/2021/COUN/SCO, which complements provisions of the Continuity Regulation.
Although Resolution 744 requires a list of Reversible Assets (“RBR“) to be submitted to ANATEL, such obligation, upon approval under the contractual model described above, is merely informative by nature, in order to maintain transparency of the assets used by the Concessionaire in the provision of STFC under the public regime.
However, within the scope of the administrative proceeding TC no.003.342/2022-0, pending at the TCU, a technical report was issued addressing the new understanding that the RCON should be revised. This understanding will still be examined by the Court. The process is suspended due to a decision made by TCU minister.

Description of accounting policy for property, plant and equipment [text block]
It is measured at acquisition and/or construction cost, net of accumulated depreciation and/or accumulated impairment losses, if any. Such cost includes the borrowing costs for long-term construction projects if the recognition criteria are met and is stated net of ICMS (State VAT) credits (Note 9), which were recorded as recoverable taxes. The Company does not have loans that meet the criteria for recognition of cost capitalization.
Asset costs are capitalized until the asset becomes operational. Costs incurred after the asset becomes operational and that do not improve the functionality or extend the useful life of the asset are immediately recognized on an accrual basis. When significant parts of fixed assets are required to be replaced at intervals, the Company recognizes such parts as individual assets with specific useful lives and depreciation. Likewise, expenses that represent asset improvement (expanded installed capacity or useful life) are capitalized. All the other repair and maintenance costs are recognized in the statement of income as incurred.
The present value of the expected cost for the decommissioning of property, plant and equipment items (towers and equipment on leased property) is capitalized at the cost of the respective asset matched against the provision for dismantling obligations (Note 20) and depreciated over the useful lives of the related assets, which do not exceed the lease term.
Depreciation is calculated by the straight-line method over the useful lives of assets at rates that take into account the estimated useful lives of assets based on technical analyses.
The assets’ residual values, useful lives and methods of depreciation are reviewed on a yearly basis, adjusted prospectively, if appropriate.
Property, plant and equipment items are written off when sold or when no future economic benefit is expected from their use or sale. Any gains or losses arising from write-off (measured as the difference between the net disposal proceeds and the carrying amount) are recognized in the statement of income in the year in which the asset is written off.
Leases
The Company applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low value assets, as permitted by IFRS 16. They recognize lease liabilities to make lease payments and assets rights of use representing the right of use of the underlying assets.
The Company recognizes the right-of-use assets on the lease start date (that is, on the date the asset is available for use). The rights of use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any new remeasurement of lease liabilities.
The Company acts as a lessee in a significant number of lease agreements on different assets, such as structures (towers and rooftops) and the respective land where they are located; sites built in the Built to Suit (“BTS”) modality for installing antennas and other equipment and means of transmission; computer equipment; offices, shops and commercial properties.